Summary of Significant Accounting Policies (Details) (Detail) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 486,396,000			$ 184,224,000	$ 486,396,000		$ 184,224,000	$ 141,590,000	$ 186,706,000
Income tax full valuation allowance recorded				5,570,000			5,570,000	5,026,000
Income tax benefit / (expense)	3,623,000	$ (3,968,000)			(8,714,000)	$ (4,277,000)	1,353,000	$ (168,334,000)	$ (358,806,000)
Predecessor Company
Federal deposit insurance				250,000	250,000
Cash and cash equivalents	514,982	1,223,868	$ 1,223,868	951,060	514,982	$ 1,223,868	951,060
Deferred tax assets, net	1,170,000			59,000	1,170,000		59,000
Income tax full valuation allowance recorded	1,170,000			58,712	1,170,000		$ 58,712
Income tax benefit / (expense)	$ (3,269)	$ 345,918	$ 345,918	$ 730,672	$ 326,633
Predecessor Company | Class A Common Stock
Common stock subject to possible redemption (in Shares)	42,907,031			43,313,166	42,907,031		43,313,166